Derivative financial instrument liabilities	9 Months Ended
May 31, 2026
Derivative Financial Instrument Liabilities
Derivative financial instrument liabilities

12.	Derivative financial instrument liabilities

a)	Derivative warrant liabilities

	May 31, 2026	August 31, 2025
Opening balance	$1,011	$2,273
Change in fair value	32,106	(1,262)
Warrants expired	(1,585)	-
Warrants exercised	(31,532)	-
	$-	$1,011

During the three and nine months ended May 31, 2026, the Company recognized a loss on fair value remeasurement of derivative warrant liabilities of $nil and $30.5 million, respectively (2025 – loss of $0.2 million and a gain of $1.5 million, respectively), which has been recorded in the consolidated statements of income (loss).

During the period, derivative warrant liabilities were fully extinguished as a result of:

•	the exercise of 34.7 million warrants by holders, resulting in the issuance of common shares of the Company; and
•	the expiry of 1.5 million unexercised warrants.

Upon exercise, the carrying value of the related derivative warrant liabilities was reclassified to share capital together with the cash proceeds received. Upon expiry, the carrying value of the derivative warrant liabilities was derecognized in accordance with the Company’s accounting policy in the consolidated statements of income (loss).

As at May 31, 2026, the Company had no outstanding derivative warrant liabilities (August 31, 2025 – $1.0 million).